Supplement Dated June 30, 2014

To

Prospectuses Dated April 30, 2014, or later

This supplement is intended for distribution with prospectuses dated April 30, 2014, or later, for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life	Majestic Performance Survivorship Variable Universal Life
Medallion Executive Variable Life II	Protection Variable Universal Life
Medallion Executive Variable Life III	Variable Estate Protection
Majestic Variable Universal Life	Variable Estate Protection Plus
Majestic Variable Universal Life 98	Variable Estate Protection Edge
Variable Master Plan Plus	Performance Executive Variable Life
Majestic Variable COLI	Performance Survivorship Variable Universal Life
Majestic Variable Estate Protection	Medallion Variable Universal Life Plus
Majestic Variable Estate Protection 98 Majestic Performance VUL	SPVL Medallion Variable Universal Life Edge
Corporate VUL	Medallion Variable Universal Life Edge II
eVariable Life Accumulation VUL	Majestic Performance VUL VUL Accumulator EPVUL VUL Protector Survivorship VUL

Subadviser Changes:

We amend the references to the Table of Investment Options and Investment Subadvisers to reflect the following:

•	The subadviser for the Fundamental Value fund changed from Davis Selected Advisers, L.P. to John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and

•	The subadviser for the Financial Services fund changed from Davis Selected Advisers, L.P. to John Hancock Asset Management, a division of Manulife Asset Management (US) LLC.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL2 6/2014

333-164150	333-164157	333-164171	333-85244	333-100567	333-85296
333-164151	333-164158	333-164172	333-88748	333-126668	333-88972
333-164152	333-164159	333-164173	333-71136		333-33504
333-164153	333-164160	333-164174	333-100597		333-100664
333-164156	333-164161		333-124150		333-127543
333-164155	333-164162	333-164175	333-131299		333-131139
	333-164164	333-164175	333-157212		333-131134
	333-164163				333-132905
	333-164165				333-157213
333-164166
333-164167
333-164168
333-164169
333-164170